FINANCIAL INSTRUMENTS (Details 8) - Interest rate swap contract [member] - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 25,319	$ 33,758
Other financial assets	$ (559)	$ (8)